MORGAN STANLEY SERIES FUNDS

522 Fifth Avenue

New York, New York 10036

November 30, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	File Nos.: 333-143505; 811-22075
Form N-14: Pre-Effective Amendment No. 1

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Securities Act of 1933 (the “Securities Act”) a copy of Pre-Effective Amendment No. 1 to the Registration Statement of this Fund on Form N-14.

The Registration Statement is marked to reflect all changes from the Registration Statement of this Fund on Form N-14 filed on October 20, 2009.  We have requested acceleration of this filing, in accordance with Rule 461 of the General Rules and Regulations under the Securities Act, to November 30, 2009. Acceleration request letters from the Fund and the Fund’s Distributor are enclosed with this filing.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan
Edward Meehan
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu